Long-term investment (Details Narrative)				1 Months Ended			6 Months Ended
	Jul. 23, 2023 USD ($) shares	Jul. 23, 2023 CNY (¥) shares	Aug. 05, 2022 shares	Oct. 31, 2023	Jan. 31, 2022 USD ($) Integer	Jan. 31, 2022 CNY (¥) Integer	Sep. 30, 2024 USD ($) Integer shares	Aug. 05, 2021
Schedule of Equity Method Investments [Line Items]
Gain on investment							$ 1,166,988
Shares issued to Wuxi Shareholders | shares							480,000
Description of director percentage in shareholding and there influence							According to the shareholders minute, the directors were elected by the shareholder meeting, and the Company has 35% voting right in the in the investee and has a significant influence over the operating and financial policies of Wuxi Talent.
Income (Loss) from Equity Method Investments							$ (1,166,988)
Fujian Pingtan Ocean Fishery Group Co. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage					3.00%	3.00%
Cash consideration					$ 13,416,161	¥ 94,012,410
Number of Directors in Board | Integer					5	5
Right to Appoint Directors in the Board, Number of Directors | Integer					1	1
Percentage of voting interest acquired					20.00%	20.00%
Gain on investment							1,178,116
Income (Loss) from Equity Method Investments							$ (1,178,116)
Wuxi Talent [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage								60.00%
Cash consideration	$ 1,865,171	¥ 13,070,000
Number of Directors in Board | Integer							3
Percentage of voting interest acquired	35.00%	35.00%
Gain on investment							$ (11,128)
Shares issued to Wuxi Shareholders | shares			791,667
Shares issued to Wuxi Shareholders returned | shares	791,667	791,667
Percentage of voting interest transferred				35.00%
Income (Loss) from Equity Method Investments							$ 11,128